Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2017
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2017	2016

Basic weighted average number of shares outstanding	441,961	430,461

Effect of dilutive securities

Share purchase options	197	199

Restricted share units	284	185

Diluted weighted average number of shares outstanding	442,442	430,845

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share

The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$26.54, compared to Cdn$27.04 for the comparable period in 2016.

	Years Ended December 31

(in thousands)	2017	2016

Share purchase options	1,372	1,400

Share purchase warrants	10,000	10,000

Total	11,372	11,400